UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-09297

Nuveen Dividend Advantage Municipal Fund
(Exact name of registrant as specified in charter)

Nuveen Investments
        333 West Wacker Drive, Chicago, Illinois 60606
(Address of principal executive offices) (Zip code)

Kevin J. McCarthy
Vice President and Secretary
        333 West Wacker Drive, Chicago, Illinois 60606
(Name and address of agent for service)

Registrant's telephone number, including area code:         312-917-7700

Date of fiscal year end:            10/31

Date of reporting period:         1/31/11

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Schedule of Investments

	Portfolio of Investments (Unaudited)
	Nuveen Dividend Advantage Municipal Fund (NAD)
	January 31, 2011
Principal		Optional Call
Amount (000)	Description (1)	Provisions (2)	Ratings (3)	Value
	Municipal Bonds – 156.3% (99.9% of Total Investments)
	Alabama – 0.3% (0.2% of Total Investments)
$ 1,600	Alabama 21st Century Authority, Tobacco Settlement Revenue Bonds, Series 2000, 5.750%, 12/01/20	6/11 at 101.00	A–	$ 1,602,704
	Alaska – 0.1% (0.1% of Total Investments)
750	Alaska Housing Finance Corporation, General Housing Purpose Bonds, Series 2005A, 5.250%,	12/14 at 100.00	AA+	732,998
	12/01/34 – FGIC Insured (UB)
	Arizona – 2.8% (1.8% of Total Investments)
	Phoenix Civic Improvement Corporation, Arizona, Senior Lien Airport Revenue Bonds, Series 2008A:
2,350	5.000%, 7/01/33	7/18 at 100.00	AA–	2,225,615
8,200	5.000%, 7/01/38	7/18 at 100.00	AA–	7,666,508
5,000	Salt Verde Financial Corporation, Arizona, Senior Gas Revenue Bonds, Citigroup Energy Inc	No Opt. Call	A	4,254,450
	Prepay Contract Obligations, Series 2007, 5.000%, 12/01/37
15,550	Total Arizona			14,146,573
	California – 8.9% (5.7% of Total Investments)
1,535	Alameda Corridor Transportation Authority, California, Senior Lien Revenue Bonds, Series	No Opt. Call	A	196,756
	1999A, 0.000%, 10/01/37 – NPFG Insured
6,000	Anaheim Public Finance Authority, California, Subordinate Lease Revenue Bonds, Public	No Opt. Call	AA+	1,780,500
	Improvement Project, Series 1997C, 0.000%, 9/01/28 – AGM Insured
3,000	California Health Facilities Financing Authority, Revenue Bonds, Sutter Health, Series 2007A,	11/16 at 100.00	AA–	2,502,450
	5.000%, 11/15/42
5,000	California State, General Obligation Bonds, Series 2005, 5.000%, 3/01/31	3/16 at 100.00	A1	4,559,250
4,250	California State, General Obligation Bonds, Various Purpose Series 2010, 5.250%, 11/01/40	11/20 at 100.00	A1	3,878,210
6,750	California Statewide Community Development Authority, Revenue Bonds, Methodist Hospital	8/19 at 100.00	Aa2	7,274,070
	Project, Series 2009, 6.750%, 2/01/38
65	California, General Obligation Bonds, Series 1997, 5.000%, 10/01/18 – AMBAC Insured	4/11 at 100.00	A1	65,160
5,000	Corona-Norco Unified School District, Riverside County, California, General Obligation Bonds,	No Opt. Call	AA+	4,605,500
	Election 2006 Series 2007A, 5.000%, 8/01/31 – AGM Insured
	Golden State Tobacco Securitization Corporation, California, Enhanced Tobacco Settlement
	Asset-Backed Revenue Bonds, Series 2005A:
3,500	0.000%, 6/01/26 – AGM Insured	No Opt. Call	AA+	1,332,170
9,925	5.000%, 6/01/45 – AGC Insured	6/15 at 100.00	AA+	8,025,851
	Golden State Tobacco Securitization Corporation, California, Tobacco Settlement Asset-Backed
	Bonds, Series 2007A-1:
5,750	5.000%, 6/01/33	6/17 at 100.00	Baa3	3,746,470
1,000	5.125%, 6/01/47	6/17 at 100.00	Baa3	589,580
2,200	M-S-R Energy Authority, California, Gas Revenue Bonds, Series 2009C, 6.500%, 11/01/39	No Opt. Call	A	2,257,816
1,495	Palmdale Civic Authority, California, Revenue Refinancing Bonds, Civic Center Project, Series	7/11 at 100.00	Baa1	1,498,095
	1997A, 5.375%, 7/01/12 – NPFG Insured
	San Joaquin Hills Transportation Corridor Agency, Orange County, California, Toll Road Revenue
	Refunding Bonds, Series 1997A:
2,000	0.000%, 1/15/29 – NPFG Insured	No Opt. Call	Baa1	418,800
17,000	0.000%, 1/15/35 – NPFG Insured	No Opt. Call	Baa1	2,063,290
575	Seaside Redevelopment Agency, California, Tax Allocation Bonds, Merged Project Area, Series	8/13 at 100.00	A	587,029
	2003, 5.375%, 8/01/18 – NPFG Insured
75,045	Total California			45,380,997
	Colorado – 5.6% (3.6% of Total Investments)
1,125	Antelope Heights Metropolitan District, Colorado, Limited Tax General Obligation Bonds, Series	12/17 at 100.00	N/R	793,001
	2007, 5.000%, 12/01/37 – RAAI Insured
3,330	Colorado Health Facilities Authority, Colorado, Revenue Bonds, Catholic Health Initiatives,	7/19 at 100.00	AA	3,269,627
	Series 2009A, 5.500%, 7/01/34
	Denver City and County, Colorado, Airport Special Facilities Revenue Bonds, Rental Car
	Projects, Series 1999A:
2,170	6.000%, 1/01/12 – NPFG Insured (Alternative Minimum Tax)	7/11 at 100.00	A–	2,178,919
675	6.000%, 1/01/13 – NPFG Insured (Alternative Minimum Tax)	7/11 at 100.00	A–	677,295
1,475	Denver, Colorado, FHA-Insured Multifamily Housing Revenue Bonds, Boston Lofts Project, Series	4/11 at 100.00	B	1,359,036
	1997A, 5.750%, 10/01/27 (Alternative Minimum Tax)
8,515	E-470 Public Highway Authority, Colorado, Senior Revenue Bonds, Series 1997B, 0.000%, 9/01/25 –	No Opt. Call	Baa1	3,021,207
	NPFG Insured
25,000	E-470 Public Highway Authority, Colorado, Senior Revenue Bonds, Series 2000B, 0.000%, 9/01/31 –	No Opt. Call	Baa1	5,310,250
	NPFG Insured
60,000	E-470 Public Highway Authority, Colorado, Toll Revenue Bonds, Series 2004A, 0.000%, 3/01/36 –	No Opt. Call	Baa1	8,676,000
	NPFG Insured
12,500	E-470 Public Highway Authority, Colorado, Toll Revenue Bonds, Series 2006B, 0.000%, 9/01/38 –	9/26 at 54.77	Baa1	1,434,750
	NPFG Insured
2,000	Metropolitan Football Stadium District, Colorado, Sales Tax Revenue Bonds, Series 1999A,	No Opt. Call	Baa1	1,976,560
	0.000%, 1/01/12 – NPFG Insured
116,790	Total Colorado			28,696,645
	Connecticut – 0.3% (0.2% of Total Investments)
4,335	Mashantucket Western Pequot Tribe, Connecticut, Subordinate Special Revenue Bonds, Series	11/17 at 100.00	N/R	1,721,429
	2007A, 5.750%, 9/01/34
	Florida – 11.0% (7.1% of Total Investments)
1,255	Florida Housing Finance Agency, Housing Revenue Bonds, Mar Lago Village Apartments, Series	6/11 at 100.00	N/R	1,255,314
	1997F, 5.800%, 12/01/17 – AMBAC Insured (Alternative Minimum Tax)
15,000	Florida State Board of Education, Public Education Capital Outlay Bonds, Series 2005E, 4.500%,	6/15 at 101.00	AAA	13,491,900
	6/01/35 (UB)
2,500	Marion County Hospital District, Florida, Revenue Bonds, Munroe Regional Medical Center,	10/17 at 100.00	A3	2,149,350
	Series 2007, 5.000%, 10/01/34
13,625	Martin County Industrial Development Authority, Florida, Industrial Development Revenue Bonds,	6/11 at 100.00	BB+	13,713,563
	Indiantown Cogeneration LP, Series 1994A, 7.875%, 12/15/25 (Alternative Minimum Tax)
	South Miami Health Facilities Authority, Florida, Hospital Revenue, Baptist Health System
	Obligation Group, Series 2007:
22,000	5.000%, 8/15/37 (UB)	8/17 at 100.00	AA	19,307,420
7,370	5.000%, 8/15/42 (UB)	8/17 at 100.00	AA	6,350,361
61,750	Total Florida			56,267,908
	Georgia – 1.8% (1.1% of Total Investments)
5,000	Cobb County Development Authority, Georgia, Student Housing Revenue Bonds, KSU Village II Real	7/17 at 100.00	Baa2	4,065,600
	Estate Foundation LLC Project, Series 2007A, 5.250%, 7/15/38 – AMBAC Insured
5,000	Franklin County Industrial Building Authority, Georgia, Revenue Bonds, Ty Cobb Regional	12/20 at 100.00	N/R	4,877,400
	Medical Center Project, Series 2010, 8.000%, 12/01/40
10,000	Total Georgia			8,943,000
	Idaho – 0.1% (0.1% of Total Investments)
110	Idaho Housing and Finance Association, Single Family Mortgage Bonds, Series 1999E, 5.750%,	7/11 at 100.00	Aa2	112,328
	1/01/21 (Alternative Minimum Tax)
140	Idaho Housing and Finance Association, Single Family Mortgage Bonds, Series 2000D, 6.350%,	7/11 at 100.00	Aa2	142,776
	7/01/22 (Alternative Minimum Tax)
180	Idaho Housing and Finance Association, Single Family Mortgage Bonds, Series 2000E, 5.950%,	7/11 at 100.00	Aaa	184,811
	7/01/20 (Alternative Minimum Tax)
430	Total Idaho			439,915
	Illinois – 31.1% (19.9% of Total Investments)
1,070	Channahon, Illinois, Revenue Refunding Bonds, Morris Hospital, Series 1999, 5.750%, 12/01/12	6/11 at 101.00	BBB+	1,082,883
2,205	Chicago Board of Education, Illinois, Unlimited Tax General Obligation Bonds, Dedicated Tax	No Opt. Call	Aa2	618,811
	Revenues, Series 1998B-1, 0.000%, 12/01/29 – FGIC Insured
7,250	Chicago Board of Education, Illinois, Unlimited Tax General Obligation Bonds, Dedicated Tax	No Opt. Call	Aa2	7,177,645
	Revenues, Series 1999A, 5.500%, 12/01/26 – FGIC Insured
	Chicago, Illinois, FHA/GNMA Multifamily Housing Revenue Bonds, Archer Court Apartments,
	Series 1999A:
625	5.500%, 12/20/19 (Alternative Minimum Tax)	4/11 at 101.00	AA–	629,594
1,210	5.600%, 12/20/29 (Alternative Minimum Tax)	4/11 at 101.00	AA–	1,210,569
1,925	5.650%, 12/20/40 (Alternative Minimum Tax)	4/11 at 101.00	AA–	1,900,245
22,750	Chicago, Illinois, General Obligation Refunding Bonds, Emergency Telephone System, Series	No Opt. Call	Aa3	23,593,115
	1999, 5.500%, 1/01/23 – FGIC Insured
1,655	Chicago, Illinois, Motor Fuel Tax Revenue Refunding Bonds, Series 1993, 5.375%, 1/01/14 –	No Opt. Call	AA+	1,759,563
	AMBAC Insured
3,340	Chicago, Illinois, Third Lien General Airport Revenue Bonds, O’Hare International Airport,	1/16 at 100.00	A1	2,950,356
	Series 2005A, 5.000%, 1/01/33 – FGIC Insured
190	DuPage County Community School District 200, Wheaton, Illinois, General Obligation Bonds,	11/13 at 100.00	Aa3	204,320
	Series 2003B, 5.250%, 11/01/20 – AGM Insured
810	DuPage County Community School District 200, Wheaton, Illinois, General Obligation Bonds,	11/13 at 100.00	Aa3 (4)	904,802
	Series 2003B, 5.250%, 11/01/20 (Pre-refunded 11/01/13) – AGM Insured
3,935	Illinois Development Finance Authority, Local Government Program Revenue Bonds, Lake County	No Opt. Call	Baa1	3,398,187
	School District 116 – Round Lake, Series 1999, 0.000%, 1/01/15 – NPFG Insured
5,000	Illinois Educational Facilities Authority, Revenue Bonds, University of Chicago, Refunding	7/13 at 100.00	Aa1	4,865,100
	Series 2003A, 5.000%, 7/01/33
1,500	Illinois Finance Authority, Revenue Bonds, Central DuPage Health, Series 2009B, 5.500%, 11/01/39	11/19 at 100.00	AA	1,419,240
2,000	Illinois Finance Authority, Revenue Bonds, Children’s Memorial Hospital, Series 2008A, 5.250%,	8/18 at 100.00	AA+	1,777,960
	8/15/47 – AGC Insured (UB)
1,000	Illinois Finance Authority, Revenue Bonds, Edward Health Services Corporation, Series 2008A,	2/18 at 100.00	A+	912,550
	5.500%, 2/01/40 – AMBAC Insured
5,570	Illinois Finance Authority, Revenue Bonds, University of Chicago, Series 2004A, 5.000%, 7/01/34	7/14 at 100.00	Aa1	5,456,818
4,000	Illinois Finance Authority, Revenue Refunding Bonds, Silver Cross Hospital and Medical	8/18 at 100.00	BBB	4,048,160
	Centers, Series 2008A, 6.000%, 8/15/23
5,990	Illinois Finance Authority, Student Housing Revenue Bonds, Educational Advancement Fund Inc.,	5/17 at 100.00	Baa3	4,979,247
	Refunding Series 2007A, 5.250%, 5/01/34
9,800	Illinois Health Facilities Authority, Remarketed Revenue Bonds, University of Chicago Project,	8/11 at 103.00	Aa1	10,133,690
	Series 1985A, 5.500%, 8/01/20
10,710	Illinois Health Facilities Authority, Revenue Bonds, Loyola University Health System, Series	7/11 at 100.00	Baa1	9,550,214
	1997A, 5.000%, 7/01/24 – NPFG Insured
5,490	Illinois Health Facilities Authority, Revenue Bonds, Sarah Bush Lincoln Health Center, Series	2/11 at 100.00	A+	5,495,051
	1996B, 5.500%, 2/15/16
1,500	Illinois Housing Development Authority, Housing Finance Bonds, Series 2005E, 4.800%, 1/01/36 –	1/15 at 100.00	A+	1,336,080
	FGIC Insured
2,000	Kane & DeKalb Counties, Illinois, Community United School District 301, General Obligation	No Opt. Call	A1	1,121,460
	Bonds, Series 2006, 0.000%, 12/01/21 – NPFG Insured
11,345	Lake and McHenry Counties Community Unit School District 118, Wauconda, Illinois, General	1/15 at 60.14	Aa3	5,302,993
	Obligation Bonds, Series 2005B, 0.000%, 1/01/25 – AGM Insured
3,000	Lombard Public Facilities Corporation, Illinois, First Tier Conference Center and Hotel	1/16 at 100.00	N/R	2,003,460
	Revenue Bonds, Series 2005A-1, 7.125%, 1/01/36
	Metropolitan Pier and Exposition Authority, Illinois, Revenue Refunding Bonds, McCormick Place
	Expansion Project, Series 1996A:
12,250	0.000%, 12/15/22 – NPFG Insured	No Opt. Call	AA–	6,280,575
13,000	0.000%, 12/15/23 – NPFG Insured	No Opt. Call	AA–	6,175,520
3,000	Metropolitan Pier and Exposition Authority, Illinois, Revenue Refunding Bonds, McCormick Place	6/12 at 101.00	AAA	3,153,510
	Expansion Project, Series 2002B, 5.750%, 6/15/23 – NPFG Insured
1,840	Oak Park, Illinois, General Obligation Bonds, Series 2005B, 0.000%, 11/01/27 –	11/15 at 54.14	Aa2	705,014
	SYNCORA GTY Insured
	Regional Transportation Authority, Cook, DuPage, Kane, Lake, McHenry and Will Counties,
	Illinois, General Obligation Bonds, Series 1999:
22,650	5.750%, 6/01/19 – AGM Insured	No Opt. Call	AA+	24,893,483
3,500	5.750%, 6/01/23 – AGM Insured	No Opt. Call	AA+	3,741,885
1,300	Schaumburg, Illinois, General Obligation Bonds, Series 2004B, 5.250%, 12/01/34 – FGIC Insured	12/14 at 100.00	Aaa	1,305,265
10,000	Will County Community High School District 210 Lincoln-Way, Illinois, General Obligation	No Opt. Call	Aa2	5,226,300
	Bonds, Series 2006, 0.000%, 1/01/23 – AGM Insured
4,500	Will County School District 122, New Lenox, Illinois, General Obligation Bonds, Series 2000B,	No Opt. Call	Aa3	3,109,860
	0.000%, 11/01/18 – AGM Insured
187,910	Total Illinois			158,423,525
	Indiana – 4.3% (2.8% of Total Investments)
1,630	Hospital Authority of Delaware County, Indiana, Hospital Revenue Refunding Bonds, Cardinal	2/11 at 100.00	N/R	1,586,495
	Health System, Series 1997, 5.000%, 8/01/16 – AMBAC Insured
4,000	Indiana Finance Authority, Revenue Bonds, Trinity Health Care Group, Refunding Series 2009A,	12/19 at 100.00	AA	3,656,520
	5.250%, 12/01/38
2,000	Indiana Health Facility Financing Authority, Revenue Bonds, Community Foundation of Northwest	3/17 at 100.00	BBB+	1,721,200
	Indiana, Series 2007, 5.500%, 3/01/37
5,905	Indiana Housing and Community Development Authority, Single Family Mortgage Revenue Bonds,	1/17 at 100.00	Aaa	5,131,504
	Series 2007A-1, Drivers 1847, 7.842%, 1/01/25 (Alternative Minimum Tax) (IF)
6,675	Indiana Municipal Power Agency, Power Supply Revenue Bonds, Series 2007A, 5.000%, 1/01/42 –	1/17 at 100.00	A+	6,034,934
	NPFG Insured
3,965	Marion County Convention and Recreational Facilities Authority, Indiana, Excise Taxes Lease	6/11 at 100.00	Baa1	3,965,397
	Rental Revenue Subordinate Bonds, Series 1997A, 5.000%, 6/01/22 – NPFG Insured
24,175	Total Indiana			22,096,050
	Iowa – 0.9% (0.6% of Total Investments)
7,000	Iowa Tobacco Settlement Authority, Asset Backed Settlement Revenue Bonds, Series 2005C,	6/15 at 100.00	BBB	4,599,210
	5.625%, 6/01/46
	Kansas – 1.7% (1.1% of Total Investments)
3,825	Wichita, Kansas, Water and Sewerage Utility Revenue Bonds, Series 1999, 4.000%, 10/01/18 –	4/11 at 100.00	Aa2	3,827,945
	FGIC Insured
2,945	Wyandotte County-Kansas City Unified Government, Kansas, Sales Tax Special Obligation Bonds,	12/15 at 100.00	N/R	2,959,843
	Redevelopment Project Area B, Series 2005, 5.000%, 12/01/20
3,730	Wyandotte County-Kansas City Unified Government, Kansas, Sales Tax Special Obligation Capital	No Opt. Call	BBB	1,980,518
	Appreciation Revenue Bonds Redevelopment Project Area B – Major Multi-Sport Athletic
	Complex Project, Subordinate Lien Series 2010B, 0.000%, 6/01/21
10,500	Total Kansas			8,768,306
	Kentucky – 1.2% (0.8% of Total Investments)
	Kentucky Economic Development Finance Authority, Hospital System Revenue Refunding and
	Improvement Bonds, Appalachian Regional Healthcare Inc., Series 1997:
1,850	5.850%, 10/01/17	4/11 at 100.00	BB–	1,730,971
5,000	5.875%, 10/01/22	4/11 at 100.00	BB–	4,295,800
6,850	Total Kentucky			6,026,771
	Louisiana – 7.4% (4.8% of Total Investments)
1,750	Louisiana Local Government Environmental Facilities and Community Development Authority,	6/12 at 105.00	Aaa	1,850,783
	GNMA Collateralized Mortgage Revenue Refunding Bonds, Sharlo Apartments, Series 2002A,
	6.500%, 6/20/37
5,350	Louisiana Public Facilities Authority, Revenue Bonds, Baton Rouge General Hospital, Series	7/14 at 100.00	Baa1	5,034,297
	2004, 5.250%, 7/01/33 – NPFG Insured
9,000	Louisiana Public Facilities Authority, Revenue Bonds, Ochsner Clinic Foundation Project,	5/17 at 100.00	Baa1	7,216,470
	Series 2007A, 5.500%, 5/15/47
5,445	Louisiana State, Gasoline and Fuels Tax Revenue Bonds, Series 2006A, 4.500%, 5/01/41 – FGIC	5/16 at 100.00	Aa1	4,713,083
	Insured (UB)
13,570	Louisiana Transportation Authority, Senior Lien Toll Road Revenue Bonds, Series 2005B, 0.000%,	6/11 at 39.76	Aa3	4,344,300
	12/01/28 – AMBAC Insured
	Tobacco Settlement Financing Corporation, Louisiana, Tobacco Settlement Asset-Backed Bonds,
	Series 2001B:
8,870	5.500%, 5/15/30	5/11 at 101.00	A	8,592,635
6,750	5.875%, 5/15/39	5/11 at 101.00	A–	6,157,890
50,735	Total Louisiana			37,909,458
	Massachusetts – 2.3% (1.5% of Total Investments)
1,440	Boston Industrial Development Financing Authority, Massachusetts, Subordinate Revenue Bonds,	9/12 at 102.00	N/R	563,486
	Crosstown Center Project, Series 2002, 8.000%, 9/01/35 (Alternative Minimum Tax)
4,365	Massachusetts Health and Educational Facilities Authority, Revenue Bonds, Berkshire Health	10/15 at 100.00	AA+	4,487,700
	System, Series 2005F, 5.000%, 10/01/19 – AGC Insured
620	Massachusetts Health and Educational Facilities Authority, Revenue Bonds, CareGroup Inc.,	7/18 at 100.00	A3	565,669
	Series 2008E-1 & 2, 5.125%, 7/01/33
2,300	Massachusetts Health and Educational Facilities Authority, Revenue Refunding Bonds, Suffolk	7/19 at 100.00	BBB	2,217,338
	University Issue, Series 2009A, 5.750%, 7/01/39
2,925	Massachusetts Housing Finance Agency, Housing Bonds, Series 2009F, 5.700%, 6/01/40	12/18 at 100.00	AA–	2,788,812
785	Massachusetts Port Authority, Special Facilities Revenue Bonds, US Airways Group Inc., Series	3/11 at 100.00	Baa1	688,005
	1996A, 5.875%, 9/01/23 – NPFG Insured (Alternative Minimum Tax)
1,000	Massachusetts Turnpike Authority, Metropolitan Highway System Revenue Bonds, Senior Series	No Opt. Call	A+	485,690
	1997A, 0.000%, 1/01/24 – NPFG Insured
13,435	Total Massachusetts			11,796,700
	Michigan – 2.0% (1.2% of Total Investments)
6,000	Detroit, Michigan, Second Lien Sewerage Disposal System Revenue Bonds, Series 2005A, 5.000%,	7/15 at 100.00	A	5,194,500
	7/01/35 – NPFG Insured
3,480	Michigan State Building Authority, Revenue Bonds, Facilities Program, Series 2001I,	10/11 at 100.00	Aa3	3,524,022
	5.125%, 10/15/20
1,150	Royal Oak Hospital Finance Authority, Michigan, Hospital Revenue Bonds, William Beaumont	9/18 at 100.00	A1	1,284,194
	Hospital, Refunding Series 2009V, 8.250%, 9/01/39
10,630	Total Michigan			10,002,716
	Minnesota – 1.4% (0.9% of Total Investments)
6,375	Minneapolis Health Care System, Minnesota, Revenue Bonds, Fairview Hospital and Healthcare	11/18 at 100.00	A	6,786,379
	Services, Series 2008A, 6.625%, 11/15/28
470	Minnesota Housing Finance Agency, Single Family Mortgage Bonds, Series 1998H-1, 5.650%,	7/11 at 100.00	AA+	482,916
	7/01/31 (Alternative Minimum Tax)
6,845	Total Minnesota			7,269,295
	Missouri – 2.5% (1.6% of Total Investments)
	Kansas City Municipal Assistance Corporation, Missouri, Leasehold Revenue Bonds, Series 2004B-1:
7,000	0.000%, 4/15/27 – AMBAC Insured	No Opt. Call	AA–	2,639,490
5,000	0.000%, 4/15/29 – AMBAC Insured	No Opt. Call	AA–	1,625,500
	Missouri Health and Educational Facilities Authority, Revenue Bonds, SSM Healthcare System,
	Series 2001A:
300	5.250%, 6/01/21 (Pre-refunded 6/01/11) – AMBAC Insured	6/11 at 101.00	AA– (4)	307,887
1,885	5.250%, 6/01/21 (Pre-refunded 6/01/11) – AMBAC Insured	6/11 at 101.00	AA– (4)	1,934,557
2,185	5.250%, 6/01/21 (Pre-refunded 6/01/11) – AMBAC Insured	6/11 at 101.00	AA– (4)	2,242,444
3,670	5.250%, 6/01/28 (Pre-refunded 6/01/11) – AMBAC Insured	6/11 at 101.00	AA– (4)	3,766,484
20,040	Total Missouri			12,516,362
	Montana – 0.3% (0.2% of Total Investments)
385	Montana Board of Housing, Single Family Mortgage Bonds, Series 2000A-2, 6.450%, 6/01/29	6/11 at 100.00	AA+	391,480
	(Alternative Minimum Tax)
1,000	Montana Higher Education Student Assistance Corporation, Student Loan Revenue Bonds,	6/11 at 100.00	A2	976,920
	Subordinate Series 1999B, 6.400%, 12/01/32 (Alternative Minimum Tax)
1,385	Total Montana			1,368,400
	Nevada – 5.2% (3.3% of Total Investments)
10,000	Clark County, Nevada, Airport Revenue Bonds, Subordinte Lien Series 2010B, 5.750%, 7/01/42	1/20 at 100.00	Aa3	9,913,200
9,675	Clark County, Nevada, Passenger Facility Charge Revenue Bonds, Las Vegas-McCarran	1/20 at 100.00	Aa3	8,767,388
	International Airport, Series 2010A, 5.250%, 7/01/42
	Director of Nevada State Department of Business and Industry, Revenue Bonds, Las Vegas
	Monorail Project, First Tier, Series 2000:
8,000	0.000%, 1/01/19 – AMBAC Insured	No Opt. Call	D	1,099,200
4,000	5.625%, 1/01/32 – AMBAC Insured (5)	1/12 at 100.00	D	895,360
3,000	5.375%, 1/01/40 – AMBAC Insured (5)	7/11 at 100.00	D	671,310
3,750	Henderson, Nevada, Healthcare Facility Revenue Refunding Bonds, Catholic Healthcare West,	7/17 at 100.00	AA+	3,555,150
	Trust 2634, 18.675%, 7/01/31 – BHAC Insured (IF)
1,500	Las Vegas Redevelopment Agency, Nevada, Tax Increment Revenue Bonds, Series 2009A,	6/19 at 100.00	A	1,651,485
	8.000%, 6/15/30
39,925	Total Nevada			26,553,093
	New Jersey – 7.2% (4.6% of Total Investments)
6,850	New Jersey Educational Facilities Authority, Revenue Refunding Bonds, University of Medicine	No Opt. Call	Baa1	7,483,351
	and Dentistry of New Jersey, Series 2009B, 5.750%, 12/01/15
1,830	New Jersey Higher Education Assistance Authority, Student Loan Revenue Bonds, Series 2000A,	6/11 at 100.00	Aaa	1,851,740
	6.000%, 6/01/13 – NPFG Insured (Alternative Minimum Tax)
4,130	New Jersey Transit Corporation, Certificates of Participation, Federal Transit Administration	No Opt. Call	Aa3	4,461,804
	Grants, Series 2002A, 5.500%, 9/15/13 – AMBAC Insured
4,000	New Jersey Transportation Trust Fund Authority, Transportation System Bonds, Series 1999A,	No Opt. Call	AA–	4,475,680
	5.750%, 6/15/18
20,000	New Jersey Transportation Trust Fund Authority, Transportation System Bonds, Series 2006C,	No Opt. Call	AA–	6,277,400
	0.000%, 12/15/28 – AMBAC Insured
	Tobacco Settlement Financing Corporation, New Jersey, Tobacco Settlement Asset-Backed Bonds,
	Series 2002:
6,940	5.750%, 6/01/32 (Pre-refunded 6/01/12)	6/12 at 100.00	AAA	7,289,707
3,165	6.125%, 6/01/42 (Pre-refunded 6/01/12)	6/12 at 100.00	AAA	3,400,286
1,365	Tobacco Settlement Financing Corporation, New Jersey, Tobacco Settlement Asset-Backed Bonds,	6/13 at 100.00	AAA	1,547,855
	Series 2003, 6.750%, 6/01/39 (Pre-refunded 6/01/13)
48,280	Total New Jersey			36,787,823
	New Mexico – 0.7% (0.4% of Total Investments)
3,730	University of New Mexico, FHA-Insured Mortgage Hospital Revenue Bonds, Series 2004, 5.000%,	7/14 at 100.00	AA+	3,599,152
	7/01/32 – AGM Insured
	New York – 10.4% (6.6% of Total Investments)
2,170	Dormitory Authority of the State of New York, Insured Revenue Bonds, Franciscan Health	7/11 at 100.00	A3	2,170,998
	Partnership Obligated Group – Frances Shervier Home and Hospital, Series 1997,
	5.500%, 7/01/17 – RAAI Insured
7,500	Dormitory Authority of the State of New York, Secured Hospital Revenue Refunding Bonds,	2/11 at 100.00	AA–	7,504,125
	Wyckoff Heights Medical Center, Series 1998H, 5.300%, 8/15/21 – NPFG Insured
6,000	New York City Industrial Development Agency, New York, American Airlines-JFK International	8/16 at 101.00	B–	6,257,520
	Airport Special Facility Revenue Bonds, Series 2005, 7.750%, 8/01/31 (Alternative Minimum Tax)
4,755	New York City Industrial Development Agency, New York, Revenue Bonds, Yankee Stadium Project	3/19 at 100.00	AA+	5,176,008
	PILOT, Series 2009A, 7.000%, 3/01/49 – AGC Insured
1,460	New York City Municipal Water Finance Authority, New York, Water and Sewer System Revenue	12/20 at 100.00	AA+	1,467,680
	Bonds, Second Generation Resolution, Fiscal 2011 Series EE, 5.375%, 6/15/43
5,000	New York City Municipal Water Finance Authority, New York, Water and Sewerage System Revenue	12/14 at 100.00	AAA	4,849,400
	Bonds, Series 2004B, 5.000%, 6/15/36 – AGM Insured (UB)
8,800	New York City Sales Tax Asset Receivable Corporation, New York, Dedicated Revenue Bonds, Local	10/14 at 100.00	AAA	8,781,960
	Government Assistance Corporation, Series 2004A, 5.000%, 10/15/32 – AMBAC Insured (UB)
	Port Authority of New York and New Jersey, Special Project Bonds, JFK International Air
	Terminal LLC Project, Eigth Series 2010:
5,000	6.500%, 12/01/28	12/15 at 100.00	BBB–	5,107,650
1,670	6.000%, 12/01/36	12/20 at 100.00	BBB–	1,612,101
10,000	Port Authority of New York and New Jersey, Special Project Bonds, JFK International Air	6/11 at 100.00	Baa1	10,001,600
	Terminal LLC, Sixth Series 1997, 5.900%, 12/01/17 – NPFG Insured (Alternative Minimum Tax)
52,355	Total New York			52,929,042
	North Carolina – 1.2% (0.7% of Total Investments)
1,500	Charlotte-Mecklenberg Hospital Authority, North Carolina, Carolinas HealthCare System Revenue	1/18 at 100.00	AA–	1,543,950
	Bonds, Series 2008A, 5.250%, 1/15/24 – AGC Insured
3,830	Charlotte-Mecklenburg Hospital Authority, North Carolina, Healthcare System Revenue Bonds, DBA	1/15 at 100.00	AAA	4,344,829
	Carolinas Healthcare System, Series 2005A, 5.000%, 1/15/45 (Pre-refunded 1/15/15)
5,330	Total North Carolina			5,888,779
	North Dakota – 1.6% (1.0% of Total Investments)
4,325	Bismarck, North Dakota, Health Care Revenue Bonds, St. Alexius Medical Center, Series 1998A,	2/11 at 100.00	AA+	4,337,370
	5.250%, 7/01/15 – AGM Insured
3,910	City of Fargo, North Dakota, Health System Revenue Bonds, Sanford Series 2011, 6.250%,	11/21 at 100.00	AA–	3,896,041
	11/01/31 (WI/DD, Settling 2/09/11)
8,235	Total North Dakota			8,233,411
	Ohio – 3.7% (2.4% of Total Investments)
2,300	Amherst Exempted Village School District, Ohio, Unlimited Tax General Obligation School	12/11 at 100.00	Aa2 (4)	2,389,884
	Improvement Bonds, Series 2001, 5.125%, 12/01/21 (Pre-refunded 12/01/11) – FGIC Insured
	Buckeye Tobacco Settlement Financing Authority, Ohio, Tobacco Settlement Asset-Backed Revenue
	Bonds, Senior Lien, Series 2007A-2:
160	5.125%, 6/01/24	6/17 at 100.00	Baa3	120,638
1,275	5.375%, 6/01/24	6/17 at 100.00	Baa3	986,901
1,800	5.875%, 6/01/30	6/17 at 100.00	Baa3	1,256,076
1,740	5.750%, 6/01/34	6/17 at 100.00	Baa3	1,154,003
3,930	5.875%, 6/01/47	6/17 at 100.00	Baa3	2,588,691
6,000	Butler County, Ohio, Hospital Facilities Revenue Bonds, UC Health, Series 2010, 5.250%, 11/01/29	11/20 at 100.00	BBB+	5,293,920
3,650	Montgomery County, Ohio, Revenue Bonds, Catholic Health Initiatives, Series 2004A,	5/14 at 100.00	AA	3,434,650
	5.000%, 5/01/30
1,000	Ohio Air Quality Development Authority, Ohio, Revenue Bonds, Ohio Valley Electric Corporation	No Opt. Call	BBB–	998,900
	Project, Series 2009E, 5.625%, 10/01/19
840	Warren County, Ohio, Limited Tax General Obligations, Series 1997, 5.500%, 12/01/17	6/11 at 100.00	Aa1	843,276
22,695	Total Ohio			19,066,939
	Oregon – 0.5% (0.3% of Total Investments)
2,355	Portland, Oregon, Downtown Waterfront Urban Renewal and Redevelopment Revenue Bonds, Series	6/11 at 100.00	Aa3	2,381,871
	2000A, 5.500%, 6/15/20 – AMBAC Insured
	Pennsylvania – 3.0% (1.9% of Total Investments)
1,250	Erie Water Authority, Pennsylvania, Water Revenue Bonds, Series 2008, 5.000%, 12/01/43 –	12/18 at 100.00	AA+	1,152,738
	AGM Insured
1,500	Pennsylvania Housing Finance Agency, Single Family Mortgage Revenue Bonds, Series 2006A,	10/16 at 100.00	AA+	1,341,915
	4.650%, 10/01/31 (Alternative Minimum Tax) (UB)
8,200	Pennsylvania Turnpike Commission, Turnpike Revenue Bonds, Capital Appreciation Series 2009E,	12/27 at 100.00	A–	5,620,034
	0.000%, 12/01/38
5,000	Pennsylvania Turnpike Commission, Turnpike Subordinate Revenue Bonds, Series 2009C, 0.000%,	6/26 at 100.00	AA+	3,748,850
	6/01/33 – AGM Insured
3,205	Philadelphia School District, Pennsylvania, General Obligation Bonds, Series 2002B, 5.625%,	8/12 at 100.00	Aa2 (4)	3,447,394
	8/01/16 (Pre-refunded 8/01/12) – FGIC Insured
19,155	Total Pennsylvania			15,310,931
	Puerto Rico – 6.0% (3.8% of Total Investments)
2,500	Puerto Rico Aqueduct and Sewerage Authority, Revenue Bonds, Senior Lien Series 2008A,	7/18 at 100.00	Baa1	2,330,200
	6.000%, 7/01/44
4,300	Puerto Rico Housing Finance Authority, Capital Fund Program Revenue Bonds, Series 2003,	12/13 at 100.00	AA+	4,182,438
	4.500%, 12/01/23 (UB)
8,200	Puerto Rico Housing Finance Authority, Capital Fund Program Revenue Bonds, Series 2003,	12/13 at 100.00	AAA	8,983,018
	4.500%, 12/01/23 (Pre-refunded 12/01/13) (UB)
12,845	Puerto Rico Infrastructure Financing Authority, Special Tax Revenue Bonds, Series 2005A,	No Opt. Call	A3	1,231,193
	0.000%, 7/01/42 – FGIC Insured
10,000	Puerto Rico Sales Tax Financing Corporation, Sales Tax Revenue Bonds, First Subordinate Series	8/19 at 100.00	A+	10,011,900
	2009A, 6.000%, 8/01/42
4,310	Puerto Rico Sales Tax Financing Corporation, Sales Tax Revenue Bonds, First Subordinate Series	8/20 at 100.00	A+	3,871,070
	2010C, 5.250%, 8/01/41
42,155	Total Puerto Rico			30,609,819
	Rhode Island – 3.1% (2.0% of Total Investments)
2,015	Central Falls, Rhode Island, General Obligation School Bonds, Series 1999, 6.250%, 5/15/20 –	5/11 at 100.00	B3	1,604,303
	RAAI Insured
	Rhode Island Housing & Mortgage Finance Corporation, Homeownership Opportunity 57-B Bond
	Program, Series 2008, Trust 1177:
1,500	9.504%, 4/01/23 (Alternative Minimum Tax) (IF)	4/17 at 100.00	AA+	1,457,190
1,000	9.604%, 4/01/23 (Alternative Minimum Tax) (IF)	4/17 at 100.00	AA+	928,720
12,500	Rhode Island Tobacco Settlement Financing Corporation, Tobacco Settlement Asset-Backed Bonds,	6/12 at 100.00	BBB	11,837,750
	Series 2002A, 6.125%, 6/01/32
17,015	Total Rhode Island			15,827,963
	South Carolina – 0.7% (0.4% of Total Investments)
2,045	Florence County, South Carolina, Hospital Revenue Bonds, McLeod Regional Medical Center,	11/14 at 100.00	AA+	2,027,965
	Series 2004A, 5.250%, 11/01/27 – AGM Insured
1,500	Greenville, South Carolina, Hospital Facilities Revenue Bonds, Series 2001, 5.000%, 5/01/31 –	5/11 at 101.00	AA–	1,364,625
	AMBAC Insured
3,545	Total South Carolina			3,392,590
	Tennessee – 1.3% (0.8% of Total Investments)
2,250	Memphis-Shelby County Airport Authority, Tennessee, Airport Revenue Bonds, Series 1999D,	3/11 at 100.00	A2	2,251,508
	6.000%, 3/01/24 – AMBAC Insured (Alternative Minimum Tax)
2,425	Memphis-Shelby County Airport Authority, Tennessee, Airport Revenue Bonds, Series 2001B,	3/11 at 100.00	AA+	2,425,388
	5.125%, 3/01/26 – AGM Insured
2,310	Sullivan County Health Educational and Housing Facilities Board, Tennessee, Revenue Bonds,	9/16 at 100.00	BBB+	1,959,712
	Wellmont Health System, Series 2006C, 5.250%, 9/01/36
188	Sumner County Health, Educational, and Housing Facilities Board, Tennessee, Revenue Refunding	11/17 at 100.00	N/R	75,000
	Bonds, Sumner Regional Health System Inc., Series 2007, 5.500%, 11/01/46 (5), (6)
7,173	Total Tennessee			6,711,608
	Texas – 7.7% (4.9% of Total Investments)
2,560	Brazos River Authority, Texas, Pollution Control Revenue Refunding Bonds, TXU Electric	4/13 at 101.00	Ca	892,390
	Company, Series 1999C, 7.700%, 3/01/32 (Alternative Minimum Tax)
2,000	Capital Area Cultural Education Facilities Finance Corporation, Texas, Revenue Bonds, The Roman	4/20 at 100.00	Baa2	1,851,200
	Catholic Diocese of Austin, Series 2005B, Remarketed, 6.125%, 4/01/45
2,820	Central Texas Regional Mobility Authority, Travis and Williamson Counties, Toll Road Revenue	1/15 at 100.00	BBB	2,183,921
	Bonds, Series 2005, 5.000%, 1/01/45 – FGIC Insured
820	Dallas Area Rapid Transit, Texas, Senior Lien Sales Tax Revenue Bonds, Series 2001, 5.000%,	12/11 at 100.00	AA+ (4)	850,627
	12/01/31 (Pre-refunded 12/01/11) – AMBAC Insured
2,610	Granbury Independent School District, Counties of Hood, Johnson, Parker, and Somervell, Texas,	No Opt. Call	AAA	2,604,702
	Unlimited Tax School Building and Refunding Bonds, Series 1999, 0.000%, 8/01/11
2,305	Harris County-Houston Sports Authority, Texas, Senior Lien Revenue Refunding Bonds, Series	No Opt. Call	Baa1	1,095,013
	2001A, 0.000%, 11/15/20 – NPFG Insured
	Houston, Texas, Hotel Occupancy Tax and Special Revenue Bonds, Convention and Entertainment
	Project, Series 2001B:
3,130	0.000%, 9/01/30 – AMBAC Insured	No Opt. Call	A2	799,809
12,030	0.000%, 9/01/31 – AMBAC Insured	No Opt. Call	A2	2,844,494
30,095	Leander Independent School District, Williamson and Travis Counties, Texas, General Obligation	8/12 at 27.94	AAA	7,726,891
	Bonds, Series 2004, 0.000%, 8/15/34
9,345	Leander Independent School District, Williamson and Travis Counties, Texas, General Obligation	8/15 at 37.33	AAA	2,652,578
	Bonds, Series 2005, 0.000%, 8/15/33 – FGIC Insured
33,160	Leander Independent School District, Williamson and Travis Counties, Texas, General Obligation	8/14 at 26.50	AAA	6,900,596
	Bonds, Series 2006, 0.000%, 8/15/38
1,000	San Antonio, Texas, Water System Revenue Bonds, Series 2005, 4.750%, 5/15/37 – NPFG Insured	5/15 at 100.00	Aa1	937,870
3,295	Tarrant County, Texas, Cultural & Educational Facilities Financing Corporation, Revenue Bonds,	2/17 at 100.00	AA–	2,421,430
	Series 2007, Residuals 1760-3, 16.594%, 2/15/36 (IF)
7,000	White Settlement Independent School District, Tarrant County, Texas, General Obligation Bonds,	8/15 at 34.92	AAA	1,786,260
	Series 2005, 0.000%, 8/15/35
	Wylie Independent School District, Collin County, Texas, General Obligation Bonds, Series 2005:
3,000	0.000%, 8/15/20	8/15 at 78.46	AAA	1,948,920
3,000	0.000%, 8/15/22	8/15 at 70.77	AAA	1,736,160
118,170	Total Texas			39,232,861
	Utah – 0.1% (0.1% of Total Investments)
	Utah Housing Finance Agency, Single Family Mortgage Bonds, Series 1999C-2, Class II:
125	5.700%, 7/01/19 (Alternative Minimum Tax)	7/11 at 100.75	Aaa	128,689
35	5.750%, 7/01/21 (Alternative Minimum Tax)	7/11 at 100.75	Aa2	35,123
275	Utah Housing Finance Agency, Single Family Mortgage Bonds, Series 2000F-2, Class III, 6.000%,	7/11 at 100.00	AA–	275,322
	1/01/15 (Alternative Minimum Tax)
435	Total Utah			439,134
	Virginia – 0.5% (0.3% of Total Investments)
3,000	Fairfax County Economic Development Authority, Virginia, Residential Care Facilities Mortgage	10/17 at 100.00	N/R	2,518,680
	Revenue Bonds, Goodwin House, Inc., Series 2007A, 5.125%, 10/01/42
	Washington – 10.0% (6.4% of Total Investments)
4,000	Energy Northwest, Washington, Electric Revenue Refunding Bonds, Nuclear Project 3, Series	7/13 at 100.00	Aaa	4,309,920
	2003A, 5.500%, 7/01/17 – SYNCORA GTY Insured
	Port of Seattle, Washington, Special Facility Revenue Bonds, Terminal 18, Series 1999B:
1,755	6.000%, 9/01/15 – NPFG Insured (Alternative Minimum Tax)	3/11 at 100.00	Baa1	1,758,089
2,590	6.000%, 9/01/16 – NPFG Insured (Alternative Minimum Tax)	3/11 at 100.00	Baa1	2,594,040
	Port of Seattle, Washington, Special Facility Revenue Bonds, Terminal 18, Series 1999C:
875	6.000%, 9/01/15 – NPFG Insured (Alternative Minimum Tax)	3/11 at 100.00	Baa1	876,540
1,260	6.000%, 9/01/16 – NPFG Insured (Alternative Minimum Tax)	3/11 at 100.00	Baa1	1,261,966
	Seattle, Washington, Municipal Light and Power Revenue Refunding and Improvement Bonds,
	Series 2001:
1,225	5.500%, 3/01/19 (Pre-refunded 3/10/11) – AGM Insured	3/11 at 100.00	AA+ (4)	1,231,897
3,595	5.500%, 3/01/19 (Pre-refunded 3/10/11) – AGM Insured	3/11 at 100.00	AA+ (4)	3,610,602
2,000	Washington State Health Care Facilities Authority, Revenue Bonds, Fred Hutchinson Cancer	7/19 at 100.00	A	1,968,760
	Research Center, Series 2009A, 6.000%, 1/01/33
5,955	Washington State Tobacco Settlement Authority, Tobacco Settlement Asset-Backed Revenue Bonds,	6/13 at 100.00	BBB	5,996,090
	Series 2002, 6.500%, 6/01/26
3,350	Washington, General Obligation Compound Interest Bonds, Series 1999S-2, 0.000%, 1/01/18 –	No Opt. Call	AA+	2,660,436
	AGM Insured
	Washington, General Obligation Compound Interest Bonds, Series 1999S-3:
17,650	0.000%, 1/01/20	No Opt. Call	AA+	12,529,382
18,470	0.000%, 1/01/21	No Opt. Call	AA+	12,374,346
62,725	Total Washington			51,172,068
	Wisconsin – 7.4% (4.7% of Total Investments)
1,690	Green Bay, Wisconsin, Water System Revenue Bonds, Series 2004, 5.000%, 11/01/29 (Pre-refunded	11/14 at 100.00	Aa2 (4)	1,928,845
	11/01/14) – AGM Insured
560	Green Bay, Wisconsin, Water System Revenue Bonds, Series 2004, 5.000%, 11/01/29 – AGM Insured	11/14 at 100.00	Aa2	558,270
7,410	Wisconsin Health and Educational Facilities Authority, Revenue Bonds, Ascension Health, Series	11/16 at 100.00	Aa1	6,806,530
	2006A, 5.000%, 11/15/36
4,330	Wisconsin Health and Educational Facilities Authority, Revenue Bonds, Childrens Hospital of	2/20 at 100.00	AA–	4,335,975
	Wisconsin Inc., Series 2008B, 5.500%, 8/15/29
4,380	Wisconsin Health and Educational Facilities Authority, Revenue Bonds, Kenosha Hospital and	5/11 at 100.00	A	4,260,207
	Medical Center Inc., Series 1999, 5.625%, 5/15/29
12,700	Wisconsin Health and Educational Facilities Authority, Revenue Bonds, Mercy Health System	2/11 at 100.50	A2	12,411,580
	Corporation, Series 1999, 5.500%, 8/15/25 – AMBAC Insured
2,200	Wisconsin Health and Educational Facilities Authority, Revenue Bonds, Wheaton Franciscan	8/13 at 100.00	BBB+	1,833,280
	Services Inc., Series 2003A, 5.125%, 8/15/33
5,000	Wisconsin State, General Fund Annual Appropriation Revenue Bonds, Refunding Series 2009A,	5/19 at 100.00	AA–	5,311,600
	6.000%, 5/01/36
38,270	Total Wisconsin			37,446,287
$ 1,120,303	Total Municipal Bonds (cost $847,671,351)			796,811,013
Shares	Description (1)			Value
	Investment Companies – 0.1% (0.1% of Total Investments)
8,812	BlackRock MuniHoldings Fund Inc.			$ 130,065
32,332	Invesco Van Kampen Quality Municipal Income Trust			381,841
	Total Investment Companies (cost $528,388)			511,906
	Total Investments (cost $848,199,739) – 156.4%			797,322,919
	Floating Rate Obligations – (10.1)%			(51,605,000)
	MuniFund Term Preferred Shares, at Liquidation Value – (28.3)% (7)			(144,300,000)
	Other Assets Less Liabilities – 5.6%			28,466,367
	Auction Rate Preferred Shares, at Liquidation Value – (23.6)% (7)			(120,075,000)
	Net Assets Applicable to Common Shares – 100%			$ 509,809,286

Fair Value Measurements

In determining the fair value of the Fund’s investments, various inputs are used. These inputs are summarized in the three broad levels listed below:

Level 1 – Quoted prices in active markets for identical securities.

Level 2 – Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).

Level 3 – Significant unobservable inputs (including management’s assumptions in determining the fair value of investments).

The inputs or methodologies used for valuing securities are not an indication of the risk associated with investing in those securities. The following is a summary of the Fund’s fair value measurements as of January 31, 2011:

	Level 1	Level 2	Level 3	Total
Investments:
Municipal Bonds	$—	$796,736,013	$75,000	$796,811,013
Investment Companies	511,906	—	—	511,906
Total	$511,906	$796,736,013	$75,000	$797,322,919

The following is a reconciliation of the Fund’s Level 3 investments held at the beginning and end of the measurement period:

Level 3
Municipal Bonds
Balance at the beginning of period	$78,062
Gains (losses):
Net realized gains (losses)	—
Net change in unrealized appreciation (depreciation)	(3,062)
Purchases at cost	—
Sales at proceeds	—
Net discounts (premiums)	—
Transfers into	—
Transfers out of	—
Balance at the end of period	$75,000
During the period ended January 31, 2011, the Fund recognized no significant transfers to/from Level 1,
Level 2 or Level 3.

Income Tax Information

The following information is presented on an income tax basis. Differences between amounts for financial statement and federal income tax purposes are primarily due to timing differences in recognizing taxable market discount, timing differences in recognizing certain gains and losses on investment transactions and the treatment of investments in inverse floating rate securities reflected as financing transactions, if any. To the extent that differences arise that are permanent in nature, such amounts are reclassified within the capital accounts on the Statement of Assets and Liabilities presented in the annual report, based on their federal tax basis treatment; temporary differences do not require reclassification. Temporary and permanent differences do not impact the net asset value of the Fund.

At January 31, 2011, the cost of investments was $795,872,205.

Gross unrealized appreciation and gross unrealized depreciation of investments at January 31, 2011, were as follows:

Gross unrealized:
Appreciation	$22,510,787
Depreciation	(72,666,130)
Net unrealized appreciation (depreciation) of investments	$(50,155,343)

(1)	All percentages shown in the Portfolio of Investments are based on net assets applicable to Common shares unless otherwise noted.
(2)	Optional Call Provisions: Dates (month and year) and prices of the earliest optional call or redemption. There may be other call provisions at varying prices at later dates. Certain mortgage-backed securities may be subject to periodic principal paydowns.
(3)	Ratings: Using the highest of Standard & Poor’s Group (“Standard & Poor’s”), Moody’s Investor Service, Inc.
("Moody’s") or Fitch, Inc. ("Fitch") rating. Ratings below BBB by Standard & Poor’s, Baa by Moody’s or BBB by Fitch are considered to be below investment grade. Holdings designated N/R are not rated by any of these national rating agencies.
(4)	Backed by an escrow or trust containing sufficient U.S. Government or U.S. Government agency securities, which ensure the timely payment of principal and interest. Such investments are normally considered to be equivalent to AAA rated securities.
(5)	The Fund’s Adviser has concluded this issue is not likely to meet its future interest payment obligations and has directed the Fund’s custodian to cease accruing additional income on the Fund’s records.
(6)	Investment valued at fair value using methods determined in good faith by, or at the discretion of the
Board of Directors/Trustees. For fair value measurement disclosure purposes, investment categorized as Level 3.
(7)	MuniFund Term Preferred Shares and Auction Rate Preferred Shares, at Liquidation Value as a percentage of
Total Investments are 18.1% and 15.1%, respectively.
N/R	Not rated.
WI/DD	Purchased on a when-issued or delayed delivery basis.
(IF)	Inverse floating rate investment.
(UB)	Underlying bond of an inverse floating rate trust reflected as a financing transaction.

Item 2. Controls and Procedures.

a.
The registrant's principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the "1940 Act") (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rule 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934 (17 CFR 240.13a-15(b) or 240.15d-15(b)).

b.
There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 3. Exhibits.

File as exhibits as part of this Form a separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the 1940 Act (17 CFR 270.30a-2(a)), exactly as set forth below: See EX-99 CERT attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)  Nuveen Dividend Advantage Municipal Fund

By (Signature and Title)     /s/ Kevin J. McCarthy
                                                   Kevin J. McCarthy
                                                   Vice President and Secretary

Date         April 1, 2011

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)     /s/ Gifford R. Zimmerman
                                                    Gifford R. Zimmerman
                                                  Chief Administrative Officer (principal executive officer)

Date         April 1, 2011

By (Signature and Title)     /s/ Stephen D. Foy
                                                   Stephen D. Foy
                                                  Vice President and Controller (principal financial officer)

Date         April 1, 2011